United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/16

Date of Reporting Period: Six months ended 06/30/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2016
Federated Mortgage Core Portfolio

A Portfolio of Federated Core Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)–Federated Mortgage Core Portfolio
At June 30, 2016, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	69.9%
U.S. Government Agency Commercial Mortgage-Backed Securities	8.7%
Asset-Backed Securities	8.2%
Non-Agency Mortgage-Backed Securities	7.6%
Non-Agency Commercial Mortgage-Backed Securities	1.6%
U.S. Treasury	1.0%
Adjustable Rate Mortgage	0.7%
Agency Risk Transfer Security	0.7%
Repurchase Agreements—Collateral[2]	16.0%
Other Assets and Liabilities—Net[3]	(14.4)%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral received in dollar-roll transactions, as well as cash covering when-issued and delayed-delivery transactions.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments–Federated Mortgage Core Portfolio
June 30, 2016 (unaudited)
Principal Amount			Value
		ADJUSTABLE RATE MORTGAGE—0.7%
		Federal National Mortgage Association ARM—0.7%
$13,775,541		3.038%, 1/1/2044 (IDENTIFIED COST $14,169,436)	$14,495,995
		AGENCY RISK TRANSFER SECURITY—0.7%
15,671,000		Structured Agency Credit Risk Debt Note 2014-DN2 M2, 2.103%, 4/25/2024 (IDENTIFIED COST $15,511,841)	15,680,140
		ASSET-BACKED SECURITIES—8.2%
		Auto Receivables—7.0%
17,310,000		AmeriCredit Automobile Receivables Trust 2014-4, Class D, 3.070%, 11/9/2020	17,605,050
12,960,000		AmeriCredit Automobile Receivables Trust 2015-2, Class D, 3.000%, 6/8/2021	13,137,270
15,500,000		AmeriCredit Automobile Receivables Trust 2015-3, Class D, 3.340%, 8/8/2021	15,887,397
15,000,000		AmeriCredit Automobile Receivables Trust 2016-2, Class D, 3.650%, 5/9/2022	15,244,876
13,322,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	13,435,882
7,400,000		Capital Auto Receivables Asset Trust 2015-3, Class D, 3.340%, 3/22/2021	7,527,784
19,940,000		Santander Drive Auto Receivables Trust 2015-1, Class D, 3.240%, 4/15/2021	20,301,747
18,140,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	18,446,927
14,580,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	14,968,572
12,672,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	12,796,543
		TOTAL	149,352,048
		Other—0.4%
9,000,000	[1,2]	Sofi Consumer Loan Program Trust 2016-1A, Class A, 3.260%, 8/25/2025	9,058,217
		Single Family Rental Securities—0.6%
11,300,000	[1,2]	Invitation Homes Trust 2014-SFR1, Class C, 2.546%, 6/17/2031	11,211,517
		Student Loans—0.2%
4,352,049	[1,2]	Social Professional Loan Program LLC 2014-A, Class A2, 3.020%, 10/25/2027	4,442,504
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $171,626,900)	174,064,286
		COMMERCIAL MORTGAGE-BACKED SECURITIES—10.3%
		Agency Commercial Mortgage-Backed Securities—8.7%
17,766,134		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	18,738,814
16,295,000		FHLMC REMIC K050 A2, 3.334%, 8/25/2025	17,974,324
16,325,000		FHLMC REMIC K055 A1, 2.263%, 4/24/2025	16,737,578
20,250,000		FHLMC REMIC K720 A2, 2.716%, 6/25/2022	21,418,263
24,000,000		FNMA REMIC 2015-M4 AV2, 2.509%, 7/25/2022	25,050,540
16,403,000	[1,2]	FREMF Mortgage Trust 2010-K6, 5.533%, 12/25/2046	17,924,380
18,950,000	[1,2]	FREMF Mortgage Trust 2011-K12, 4.492%, 1/25/2046	20,171,835
11,000,000	[1,2]	FREMF Mortgage Trust 2013-K24, 3.622%, 11/25/2045	11,326,468
12,475,000	[1,2]	FREMF Mortgage Trust 2013-K712, 3.484%, 5/25/2045	12,693,501
7,000,000	[1,2]	FREMF Mortgage Trust 2014-K714, 3.981%, 1/25/2047	7,225,394
14,180,000	[1,2]	FREMF Mortgage Trust 2014-K717, 3.754%, 11/25/2047	14,501,682
		TOTAL	183,762,779
		Non-Agency Commercial Mortgage-Backed Securities—1.6%
22,300,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.227%, 4/10/2046	22,265,230
12,500,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.496%, 7/15/2046	12,460,107
		TOTAL	34,725,337
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $213,653,073)	218,488,116
Semi-Annual Shareholder Report
2

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—8.4%
		Government National Mortgage Association—0.8%
$17,272,664		REMIC 2013-H20 FA, 1.036%, 8/20/2063	$17,241,376
		Non-Agency Mortgage-Backed Securities—7.6%
1,497,548		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	1,472,607
2,592,806		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,315,335
824,127		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	656,677
20,834,938	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	21,254,107
16,543,541	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	16,111,406
6,017,418	[1,2]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	6,269,958
12,650,053	[1,2]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	13,153,905
2,206,728		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,039,266
1,052,552		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 3.135%, 8/25/2035	984,907
4,756,016		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	4,874,874
13,903,675		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	13,292,278
12,887,479		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	12,502,404
23,535,981		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	22,832,735
16,182,704		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	16,628,757
5,817,134	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	6,031,709
18,191,311	[1,2]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	18,931,867
3,898,766		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	3,173,125
		TOTAL	162,525,917
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $181,515,461)	179,767,293
		MORTGAGE-BACKED SECURITIES—69.1%
		Federal Home Loan Mortgage Corporation—19.4%
72,435,203		2.500%, 1/1/2031	74,975,383
64,362,227	[3]	3.000%, 3/1/2045 - 7/1/2046	66,743,714
91,763,275	[3]	3.500%, 6/1/2026 - 7/1/2046	97,335,034
72,500,428		4.000%, 2/1/2020 - 9/1/2045	77,843,028
41,337,062		4.500%, 6/1/2019 - 7/1/2041	45,188,295
29,856,678		5.000%, 7/1/2019 - 5/1/2041	33,092,861
11,041,367		5.500%, 3/1/2021 - 5/1/2040	12,436,670
1,254,572		6.000%, 7/1/2029 - 9/1/2037	1,441,207
1,933,856		6.500%, 9/1/2016 - 4/1/2038	2,243,253
529,543		7.000%, 10/1/2020 - 9/1/2037	627,907
203,814		7.500%, 8/1/2029 - 5/1/2031	244,165
202,483		8.000%, 3/1/2030 - 3/1/2031	247,399
5,496		8.500%, 9/1/2025	6,565
27		9.500%, 4/1/2021	27
		TOTAL	412,425,508
		Federal National Mortgage Association—32.2%
22,657,598	[3]	2.500%, 1/1/2030 - 7/1/2031	23,492,584
114,883,686	[3]	3.000%, 10/1/2027 - 7/1/2046	119,801,457
208,119,027		3.500%, 11/1/2025 - 11/1/2045	222,243,852
157,485,708		4.000%, 12/1/2025 - 5/1/2044	171,066,955
90,688,767		4.500%, 12/1/2019 - 6/1/2044	99,603,385
17,103,142		5.000%, 5/1/2023 - 10/1/2041	18,994,318
13,928,878		5.500%, 12/1/2016 - 4/1/2041	15,823,730
8,668,575		6.000%, 1/1/2029 - 2/1/2039	9,999,136
2,268,918		6.500%, 11/1/2016 - 10/1/2038	2,642,020
2,092,531		7.000%, 7/1/2023 - 6/1/2037	2,478,406
Semi-Annual Shareholder Report
3

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$195,291		7.500%, 1/1/2030 - 6/1/2033	$235,045
27,454		8.000%, 7/1/2023 - 3/1/2030	32,523
1,385		9.000%, 11/1/2021 - 6/1/2025	1,623
		TOTAL	686,415,034
		Government National Mortgage Association—17.5%
34,141,315	[3]	3.000%, 11/20/2045 - 7/20/2046	35,693,627
220,608,638	[3]	3.500%, 12/15/2040 - 7/20/2046	234,141,235
41,247,948		4.000%, 9/15/2040 - 12/20/2044	44,395,783
28,185,293		4.500%, 1/15/2039 - 11/15/2043	30,908,326
18,932,534		5.000%, 1/15/2039 - 7/15/2040	21,200,864
2,888,948		5.500%, 12/15/2038 - 2/15/2039	3,266,015
998,765		6.000%, 10/15/2028 - 6/15/2037	1,150,031
251,840		6.500%, 10/15/2028 - 2/15/2032	297,485
473,771		7.000%, 11/15/2027 - 12/15/2031	567,100
168,680		7.500%, 7/15/2029 - 1/15/2031	205,108
255,687		8.000%, 1/15/2022 - 11/15/2030	313,974
10,896		8.500%, 3/15/2022 - 5/15/2029	12,713
1,012		9.500%, 10/15/2020	1,141
		TOTAL	372,153,402
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,424,673,668)	1,470,993,944
		U.S. TREASURY—1.0%
20,000,000		United States Treasury Notes, 1.625%, 5/15/2026 (IDENTIFIED COST $20,201,006)	20,256,250
		REPURCHASE AGREEMENT—16.0%
340,935,000	[4]	Interest in $1,075,000,000 joint repurchase agreement 0.44%, dated 6/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,075,013,139 on 7/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing to 2/25/2044 and the market value of those underlying securities was $1,107,263,533.(AT COST)	340,935,000
		TOTAL INVESTMENTS—114.4% (IDENTIFIED COST $2,382,286,385)[5]	2,434,681,024
		OTHER ASSETS AND LIABILITIES - NET—(14.4)%[6]	(306,115,440)
		TOTAL NET ASSETS—100%	$2,128,565,584
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2016, these restricted securities amounted to $225,033,787, which represented 10.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2016, these liquid restricted securities amounted to $225,033,787, which represented 10.6% of total net assets.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	All or a portion of this security is segregated pending settlement of dollar-roll transactions.
5	The cost of investments for federal tax purposes amounts to $2,378,601,416.
6	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2016.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2016.
Semi-Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Corporation
FREMF	—Freddie Mac Multifamily
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2016	Year Ended December 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.85	$9.97	$9.71	$10.20	$10.20	$10.06
Income From Investment Operations:
Net investment income	0.12[1]	0.23[1]	0.27[1]	0.24[1]	0.26[1]	0.33[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.23	(0.07)	0.29	(0.45)	0.06	0.21
TOTAL FROM INVESTMENT OPERATIONS	0.35	0.16	0.56	(0.21)	0.32	0.54
Less Distributions:
Distributions from net investment income	(0.14)	(0.28)	(0.30)	(0.28)	(0.32)	(0.40)
Net Asset Value, End of Period	$10.06	$9.85	$9.97	$9.71	$10.20	$10.20
Total Return[2]	3.56%	1.66%	5.89%	(2.04)%	3.14%	5.45%
Ratios to Average Net Assets:
Net expenses	0.03%[3]	0.03%	0.02%	0.00%[4]	0.00%[4]	0.00%[4]
Net investment income	2.51%[3]	2.31%	2.74%	2.41%	2.59%	3.25%
Expense waiver/reimbursement[5]	0.00%[3]	0.00%	0.01%	0.03%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,128,566	$1,900,395	$1,864,143	$1,399,693	$2,480,305	$3,165,802
Portfolio turnover	104%	307%	179%	200%	257%	226%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	12%	46%	40%	67%	71%	52%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The Adviser had voluntarily agreed to reimburse all operating expenses incurred by the Fund.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Assets and Liabilities–Federated Mortgage Core Portfolio
June 30, 2016 (unaudited)
Assets:
Investment in repurchase agreements	$340,935,000
Investment in securities	2,093,746,024
Total investment in securities, at value (Note 5) (identified cost $2,382,286,385)		$2,434,681,024
Cash		255
Income receivable		5,177,950
Receivable for shares sold		700,000
TOTAL ASSETS		2,440,559,229
Liabilities:
Payable for investments purchased	307,228,437
Payable for shares redeemed	250,000
Income distribution payable	4,424,541
Accrued expenses (Note 5)	90,667
TOTAL LIABILITIES		311,993,645
Net assets for 211,502,561 shares outstanding		$2,128,565,584
Net Assets Consist of:
Paid-in capital		$2,107,749,545
Net unrealized appreciation of investments		52,394,639
Accumulated net realized loss on investments and futures contracts		(28,945,950)
Distributions in excess of net investment income		(2,632,650)
TOTAL NET ASSETS		$2,128,565,584
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,128,565,584 ÷ 211,502,561 shares outstanding, no par value, unlimited shares authorized		$10.06
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Operations–Federated Mortgage Core Portfolio
Six Months Ended June 30, 2016 (unaudited)
Investment Income:
Interest		$25,867,512
Expenses:
Custodian fees	$44,215
Transfer agent fee	76,541
Directors'/Trustees' fees (Note 5)	8,912
Auditing fees	14,719
Legal fees	3,570
Portfolio accounting fees	117,462
Share registration costs	1,054
Printing and postage	7,940
Miscellaneous (Note 5)	3,829
TOTAL EXPENSES	278,242
Net investment income		25,589,270
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		7,555,074
Net realized loss on futures contracts		(171,359)
Net change in unrealized appreciation of investments		39,874,486
Net change in unrealized appreciation of futures contracts		(21,928)
Net realized and unrealized gain on investments and futures contracts		47,236,273
Change in net assets resulting from operations		$72,825,543
See Notes which are an integral part of the Financial Statements
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8

Statement of Changes in Net Assets–Federated Mortgage Core Portfolio
	Six Months Ended (unaudited) 6/30/2016	Year Ended 12/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,589,270	$46,901,869
Net realized gain on investments and futures contracts	7,383,715	7,582,257
Net change in unrealized appreciation/depreciation of investments and futures contracts	39,852,558	(22,092,195)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	72,825,543	32,391,931
Distributions to Shareholders:
Distributions from net investment income	(28,535,193)	(58,156,610)
Share Transactions:
Proceeds from sale of shares	258,222,025	667,704,860
Net asset value of shares issued to shareholders in payment of distributions declared	2,655,340	5,328,963
Cost of shares redeemed	(76,997,412)	(611,017,295)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	183,879,953	62,016,528
Change in net assets	228,170,303	36,251,849
Net Assets:
Beginning of period	1,900,395,281	1,864,143,432
End of period (including undistributed (distributions in excess of) net investment income of $(2,632,650) and $313,273, respectively)	$2,128,565,584	$1,900,395,281
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Notes to Financial Statements–Federated Mortgage Core Portfolio
June 30, 2016 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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10

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account either a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures contracts against default.
At June 30, 2016, the Fund had no outstanding futures contracts.
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11

The average notional value of short futures contracts held by the Fund throughout the period was $2,697,991. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(171,359)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(21,928)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2016	Year Ended 12/31/2015
Shares sold	25,944,976	66,882,088
Shares issued to shareholders in payment of distributions declared	265,800	535,452
Shares redeemed	(7,709,505)	(61,348,959)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	18,501,271	6,068,581
4. FEDERAL TAX INFORMATION
At June 30, 2016, the cost of investments for federal tax purposes was $2,378,601,416. The net unrealized appreciation of investments for federal tax purposes was $56,079,608. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $59,602,461 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,522,853.
At December 31, 2015, the Fund had a capital loss carryforward of $36,872,523 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$23,199,367	$2,395,548	$25,594,915
2017	$11,277,608	NA	$11,277,608
Semi-Annual Shareholder Report
12

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to direction of the Trustees, provides investment adviser services at no fee because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrator
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and dollar-roll transactions, for the six months ended June 30, 2016, were as follows:
Purchases	$111,165,525
Sales	$16,803,189
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2016, the Fund had no outstanding loans. During the six months ended June 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2016, there were no outstanding loans. During the six months ended June 30, 2016, the program was not utilized.
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13

Shareholder Expense Example (unaudited)–Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period[1]
Actual	$1,000.00	$1,035.60	$0.15
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.71	$0.15
1	Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2016
Federated Mortgage Core Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors.
In addition, Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated Investors, Inc. and its affiliates (“Federated”) and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the Adviser's services and fees. The Board noted that Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from
Semi-Annual Shareholder Report
15

trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Senior Officer's Evaluation, the Fund outperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category under “Find Private Funds.” Select a Fund under “All Private Funds” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category under “Find Private Funds.” Select a Fund under “All Private Funds” to access the “Portfolio Characteristics” tab.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Mortgage Core Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N200

31866 (8/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2016
High Yield Bond Portfolio

A Portfolio of Federated Core Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)–High Yield Bond Portfolio
At June 30, 2016, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	10.0%
Health Care	9.9%
Media Entertainment	7.2%
Cable Satellite	6.7%
Midstream	6.4%
Packaging	5.9%
Independent Energy	5.2%
Wireless Communications	4.9%
Gaming	4.0%
Financial Institutions	3.7%
Automotive	3.5%
Pharmaceuticals	3.3%
Consumer Products	3.1%
Building Materials	2.5%
Chemicals	2.5%
Other[2]	18.6%
Cash Equivalents[3]	1.9%
Other Assets and Liabilities—Net[4]	0.7%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments–High Yield Bond Portfolio
June 30, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.4%
		Aerospace/Defense—0.9%
$2,950,000		TransDigm, Inc., 5.50%, 10/15/2020	$3,016,375
1,000,000		TransDigm, Inc., 7.50%, 7/15/2021	1,057,500
8,850,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	8,940,093
1,625,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	1,635,156
4,475,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	4,519,750
1,075,000	[1,2]	TransDigm, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/15/2026	1,073,656
		TOTAL	20,242,530
		Automotive—3.5%
4,125,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	4,434,375
1,050,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	1,093,313
4,750,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	4,637,187
11,475,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	10,098,000
3,225,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	3,293,531
3,825,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	3,968,437
7,350,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	7,386,750
5,675,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	5,930,375
4,625,000		Lear Corp., 5.25%, 1/15/2025	4,873,594
1,700,000		Lear Corp., 5.375%, 3/15/2024	1,797,750
7,525,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	7,449,750
1,525,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	1,553,594
750,000	[1,2]	Schaeffler AG, Series 144A, 6.25%, 11/15/2019	781,875
4,647,758	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	5,135,773
925,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	945,813
2,725,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	2,779,500
4,175,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	4,112,375
575,000		Tenneco, Inc., Sr. Unsecd. Note, 5.00%, 7/15/2026	584,700
850,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	886,125
4,275,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	4,347,119
		TOTAL	76,089,936
		Building Materials—2.5%
1,325,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	1,411,125
4,290,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,493,775
5,825,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	6,043,437
900,000	[1,2]	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	933,750
2,300,000		Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	2,420,750
2,975,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	3,123,750
2,300,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	2,420,037
1,800,000	[1,2]	HD Supply, Inc., Series 144A, 5.75%, 4/15/2024	1,876,500
2,025,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	2,126,048
1,675,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	1,746,188
5,700,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	6,154,803
9,250,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	9,599,187
9,200,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	9,499,000
850,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	893,563
1,725,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,813,406
		TOTAL	54,555,319
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—6.7%
$2,175,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	$2,180,438
5,100,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	5,342,250
2,200,000		CCO Holdings LLC/Cap Corp., 5.25%, 9/30/2022	2,263,250
5,475,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	5,652,937
4,450,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	4,527,875
2,125,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	2,194,063
1,100,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	1,119,250
4,050,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	4,191,750
4,675,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,476,312
2,525,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,411,375
2,550,000		Charter Communications Holdings II, 5.125%, 2/15/2023	2,588,250
2,300,000		Charter Communications Holdings II, 5.75%, 1/15/2024	2,426,270
2,150,000		Charter Communications Holdings II, 6.625%, 1/31/2022	2,273,625
2,125,000		DISH DBS Corp., 5.00%, 3/15/2023	1,939,063
11,875,000		DISH DBS Corp., 5.875%, 7/15/2022	11,578,125
1,675,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,570,313
975,000	[1,2]	DISH DBS Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/1/2026	1,009,125
5,050,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	1,262,500
6,250,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	1,578,125
8,300,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	5,644,000
2,450,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	2,425,500
9,650,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	6,151,875
2,350,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	1,633,250
4,550,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	5,107,375
10,875,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	12,479,062
4,550,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	4,800,250
4,525,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	4,406,581
6,950,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	7,201,937
3,250,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	3,243,906
2,775,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	2,740,312
1,950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	1,920,750
2,550,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	2,572,313
8,075,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	8,316,442
7,725,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	7,522,219
4,275,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	4,296,375
800,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	778,000
2,100,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	2,071,125
2,475,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	2,400,750
		TOTAL	146,296,918
		Chemicals—2.5%
4,675,000		Ashland, Inc., 4.75%, 8/15/2022	4,704,219
900,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	960,750
5,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	4,885,375
5,275,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	5,571,719
4,175,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	4,195,875
3,200,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,692,160
8,200,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	7,154,500
700,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	707,000
8,075,000		Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	8,034,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$1,175,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	$1,224,937
725,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 10.375%, 5/1/2021	732,250
14,050,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	12,434,250
2,375,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	2,443,281
		TOTAL	55,740,941
		Construction Machinery—0.3%
2,400,000		United Rentals, Inc., 4.625%, 7/15/2023	2,433,000
247,000		United Rentals, Inc., 7.375%, 5/15/2020	256,880
3,625,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	3,584,219
		TOTAL	6,274,099
		Consumer Cyclical Services—1.2%
4,725,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	3,839,062
6,425,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	5,220,312
11,775,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	10,038,187
2,525,000		IHS, Inc., Sr. Unsecd. Note, 5.00%, 11/1/2022	2,619,688
2,400,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	2,496,000
1,775,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	1,832,688
		TOTAL	26,045,937
		Consumer Products—3.1%
12,525,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	12,869,437
7,550,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	5,511,500
10,025,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	9,523,750
8,150,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	8,476,000
7,975,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	8,134,500
3,250,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	3,388,125
4,400,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	4,603,500
2,550,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	2,703,000
5,675,000		Springs Industries, Inc., 6.25%, 6/1/2021	5,760,125
1,875,000	[1,2]	Tempur Sealy International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 6/15/2026	1,846,875
4,125,000	[1,2]	Vista Outdoor, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2023	4,320,938
		TOTAL	67,137,750
		Diversified Manufacturing—1.8%
1,300,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	1,290,250
9,350,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	9,607,125
5,550,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	5,064,375
6,475,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	5,746,563
5,100,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	5,278,500
10,275,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	10,403,437
1,100,000	[1,2]	WESCO Distribution, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 6/15/2024	1,102,750
		TOTAL	38,493,000
		Financial Institutions—3.7%
3,675,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	3,774,225
1,000,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	1,027,830
4,050,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.00%, 10/1/2021	4,222,125
2,150,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	2,257,500
6,100,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	6,138,125
700,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.25%, 9/29/2017	705,250
3,225,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	3,241,125
1,500,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	1,492,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$2,550,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	$2,518,125
4,700,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	4,841,000
1,975,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	1,994,750
6,050,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	5,838,250
725,000	[1,2]	Hub International Ltd., Series 144A, 9.25%, 2/15/2021	761,250
12,275,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	11,814,687
3,650,000		International Lease Finance Corp., 4.625%, 4/15/2021	3,768,625
7,275,000		International Lease Finance Corp., 5.875%, 8/15/2022	7,902,469
750,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	660,938
5,275,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	4,536,500
12,825,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	12,440,250
		TOTAL	79,935,524
		Food & Beverage—2.4%
15,775,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	13,921,437
4,925,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 1/15/2024	5,035,812
925,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	943,500
6,025,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	6,137,968
650,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2024	683,313
425,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2022	437,219
3,200,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	3,524,000
8,000,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	8,910,000
4,700,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	4,945,293
1,175,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	1,230,813
1,350,000	[1,2]	TreeHouse Foods, Inc., Series 144A, 6.00%, 2/15/2024	1,446,930
6,200,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	6,370,500
		TOTAL	53,586,785
		Gaming—4.0%
3,100,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	3,169,750
1,025,000	[1,2]	Boyd Gaming Corp., Series 144A, 6.375%, 4/1/2026	1,076,250
6,800,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	7,276,000
5,025,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	4,459,687
2,925,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	3,067,594
2,150,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	2,230,625
9,025,000		MGM Mirage, Inc., 7.75%, 3/15/2022	10,232,094
3,200,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	3,512,000
2,850,000		MGM Resorts International, 6.00%, 3/15/2023	3,013,875
675,000	[1,2]	MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., Series 144A, 5.625%, 5/1/2024	715,500
7,250,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	7,757,500
10,250,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	10,480,625
3,375,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	3,375,000
3,673,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	3,767,121
12,325,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	12,417,437
3,730,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	3,692,700
7,275,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	7,703,715
		TOTAL	87,947,473
		Health Care—9.9%
2,600,000	[1,2]	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 3/1/2024	2,645,500
8,475,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	8,093,625
9,325,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	9,616,406
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$13,600,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	$11,968,000
5,425,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	5,411,438
2,200,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	2,186,250
3,725,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	3,773,332
4,450,000		Emdeon, Inc., 11.00%, 12/31/2019	4,734,800
2,400,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	2,556,000
10,225,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	10,427,455
5,100,000		HCA, Inc., 4.75%, 5/1/2023	5,240,250
6,025,000		HCA, Inc., 5.00%, 3/15/2024	6,250,937
2,250,000		HCA, Inc., 5.25%, 6/15/2026	2,340,000
2,300,000		HCA, Inc., 5.875%, 5/1/2023	2,458,125
10,150,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	10,429,125
10,650,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	12,135,675
8,200,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	8,589,500
2,500,000	[1,2]	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 9/1/2023	2,568,750
8,775,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	8,473,359
1,700,000		LifePoint Health, Inc., 5.875%, 12/1/2023	1,772,250
5,275,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	5,512,375
2,425,000	[1,2]	LifePoint Health, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2024	2,437,125
1,425,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	1,446,375
6,775,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	7,130,687
18,800,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	15,651,000
10,650,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	10,809,750
7,525,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	7,713,125
4,825,000	[1,2]	Team Health, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 12/15/2023	5,175,392
775,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	782,750
3,225,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	3,273,375
12,050,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	12,409,090
4,725,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	4,725,000
4,050,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	4,090,500
5,950,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	5,719,438
6,475,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	6,960,625
		TOTAL	215,507,384
		Independent Energy—5.2%
5,725,000		Antero Resources Corp., 6.00%, 12/1/2020	5,815,684
1,100,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	1,061,500
1,400,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	1,365,000
2,675,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	2,634,875
1,375,000		Approach Resources, Inc., 7.00%, 6/15/2021	818,125
4,950,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	2,437,875
450,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	435,375
8,600,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	8,750,500
3,100,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	1,999,500
1,750,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	1,491,875
2,825,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	1,836,250
4,025,000		Continental Resources, Inc., 4.50%, 4/15/2023	3,773,437
775,000	[1,2]	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	798,250
2,025,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	2,126,250
2,350,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	1,421,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$1,350,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	$830,250
600,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	427,500
750,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	742,500
6,525,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	6,737,062
3,825,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	3,626,559
2,850,000		Laredo Petroleum, 5.625%, 1/15/2022	2,679,000
1,400,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	1,337,000
1,975,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	1,989,813
3,625,000		Legacy Reserves, 6.625%, 12/1/2021	1,540,625
3,775,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	3,793,875
925,000		Northern Oil and Gas, Inc., 8.00%, 6/1/2020	666,000
7,600,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	5,776,000
2,550,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,333,250
1,625,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,511,250
4,525,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	4,151,687
1,175,000		PDC Energy, Inc., 7.75%, 10/15/2022	1,227,875
375,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	383,438
1,650,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	1,526,250
1,300,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	1,319,500
4,600,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	4,761,000
1,200,000		Range Resources Corp., 5.00%, 8/15/2022	1,137,000
1,625,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	1,531,563
4,600,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	4,404,500
5,975,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	5,960,062
775,000		Rice Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/1/2023	790,500
2,875,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	2,472,500
2,475,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	2,140,875
1,175,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	1,098,625
125,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 11/15/2021	118,438
1,275,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.75%, 3/15/2021	1,158,656
8,600,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	7,740,000
		TOTAL	112,679,399
		Industrial - Other—2.2%
5,725,000		Anixter International, Inc., 5.125%, 10/1/2021	5,839,500
1,050,000		Anixter, Inc., 5.50%, 3/1/2023	1,072,313
5,550,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	5,397,375
6,725,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	6,809,062
5,425,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	5,411,437
8,825,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	7,898,375
8,450,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	8,893,625
7,075,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	6,155,250
		TOTAL	47,476,937
		Leisure—0.4%
1,550,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	1,604,250
2,475,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
4,600,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	4,554,000
1,800,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,854,000
750,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	777,188
		TOTAL	8,789,438
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Lodging—0.1%
$1,175,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	$1,172,063
		Media Entertainment—7.2%
3,800,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	3,775,775
2,175,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	2,248,406
4,225,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	4,367,593
8,300,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	5,882,625
1,500,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	1,567,500
2,350,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	2,273,625
8,650,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	8,693,250
3,725,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	1,545,875
2,875,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	2,961,250
8,775,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	8,895,656
6,050,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	6,389,163
6,650,000		Gannett Co., Inc., 6.375%, 10/15/2023	7,090,562
725,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	749,469
8,675,000		Gray Television, Inc., 7.50%, 10/1/2020	9,087,062
2,025,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	2,045,250
1,650,000		Lamar Media Corp., 5.00%, 5/1/2023	1,707,750
825,000	[1,2]	Lamar Media Corp., Sr. Secd. Note, Series 144A, 5.75%, 2/1/2026	860,582
2,525,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	2,644,938
5,225,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	5,277,250
125,000		Lin Television Corp., Sr. Unsecd. Note, 6.375%, 1/15/2021	130,938
2,150,000	[1,2]	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/1/2024	2,246,750
8,150,000	[1,2]	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 12/15/2022	8,516,750
2,150,000	[1,2]	McGraw Hill Global Education Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.875%, 5/15/2024	2,230,625
6,025,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	6,115,375
10,725,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	10,979,719
5,800,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	5,568,000
5,825,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	5,184,250
11,875,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	12,186,719
10,575,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	10,627,875
6,125,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	6,079,063
8,525,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	8,525,000
		TOTAL	156,454,645
		Metals & Mining—1.7%
8,625,000		ArcelorMittal SA, 6.125%, 6/1/2025	8,625,000
4,300,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	3,784,000
8,525,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	6,820,000
1,600,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	1,642,000
850,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	871,250
5,825,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	5,970,625
3,125,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	2,250,000
750,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.00%, 6/1/2021	774,375
3,550,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	3,692,000
3,710,062	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	2,021,984
		TOTAL	36,451,234
		Midstream—6.4%
5,750,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	5,566,414
900,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	864,923
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$2,950,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	$2,975,813
7,950,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	7,979,812
575,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	534,750
1,825,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	1,738,313
1,800,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Series 144A, 7.00%, 6/30/2024	1,850,634
2,575,000		Chesapeake Midstream Partners L.P., Sr. Unsecd. Note, 6.125%, 7/15/2022	2,643,979
1,022,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	943,694
7,025,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	6,498,125
10,675,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	10,434,812
4,175,000	[1,2]	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	3,684,438
3,275,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	3,021,188
6,250,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	5,718,750
5,125,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	5,141,584
4,550,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	4,595,500
2,350,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	2,232,500
1,900,000	[1,2]	MPLX LP, Series 144A, 4.50%, 7/15/2023	1,844,971
3,275,000	[1,2]	MPLX LP, Series 144A, 4.875%, 12/1/2024	3,197,186
1,900,000	[1,2]	MPLX LP, Series 144A, 4.875%, 6/1/2025	1,861,067
4,400,000	[1,2]	MPLX LP, Series 144A, 5.50%, 2/15/2023	4,474,849
1,675,000		Regency Energy Partners LP, 4.50%, 11/1/2023	1,638,314
850,000		Regency Energy Partners LP, 5.00%, 10/1/2022	873,415
1,600,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,615,893
3,100,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 11/15/2023	2,712,500
1,350,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,194,750
5,400,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	5,481,000
5,500,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	5,500,000
1,675,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	1,689,656
2,400,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	2,472,000
6,200,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	6,122,500
4,401,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	4,582,541
1,275,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	1,259,063
6,600,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	5,709,000
650,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	627,250
2,250,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	2,137,500
400,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	420,000
3,576,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	3,683,280
3,450,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	3,588,000
500,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	523,750
4,175,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	4,394,188
5,150,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	5,072,750
850,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	784,975
		TOTAL	139,885,627
		Oil Field Services—0.3%
3,250,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	1,430,000
3,025,000		Weatherford International Ltd., 7.00%, 3/15/2038	2,253,625
4,225,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	4,024,313
		TOTAL	7,707,938
		Packaging—5.9%
1,625,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 4.625%, 5/15/2023	1,608,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$300,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	$306,375
2,450,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	2,486,750
436,764	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	430,213
3,625,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	3,615,938
9,500,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	9,743,437
2,200,000		Ball Corp., 4.00%, 11/15/2023	2,175,250
6,075,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	6,355,969
5,375,000		Berry Plastics Corp., 5.125%, 7/15/2023	5,388,438
11,350,000		Berry Plastics Corp., 5.50%, 5/15/2022	11,647,937
1,550,000		Berry Plastics Corp., Term Loan—2nd Lien, 6.00%, 10/15/2022	1,610,063
11,575,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	11,140,937
2,600,000		Crown Americas LLC, 4.50%, 1/15/2023	2,665,000
7,275,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	7,638,750
8,375,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	8,605,312
4,625,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	4,607,656
2,500,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	2,630,738
3,750,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	3,925,782
11,375,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	11,777,902
950,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	979,806
6,125,000		Reynolds Group, 8.25%, 2/15/2021	6,408,588
373,000		Reynolds Group, 9.875%, 8/15/2019	385,589
1,675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,746,188
950,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	980,875
2,800,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	2,912,000
4,575,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	4,775,157
12,050,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	11,583,062
		TOTAL	128,132,462
		Paper—0.4%
1,900,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	1,854,875
7,700,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	7,719,250
		TOTAL	9,574,125
		Pharmaceuticals—3.3%
1,925,000	[1,2]	AMAG Pharmaceutical, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 9/1/2023	1,732,500
1,150,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	1,003,375
7,075,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	6,172,937
5,825,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	5,155,125
7,200,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	7,362,000
15,900,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	16,297,500
1,250,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	1,212,500
5,825,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	4,776,500
3,975,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	3,566,052
4,175,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	3,908,844
4,025,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	3,340,750
5,750,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	5,099,531
2,200,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	1,777,875
7,300,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	5,931,250
5,150,000	[1,2]	Vrx Escrow Corp., Series 144A, 6.125%, 4/15/2025	4,145,750
		TOTAL	71,482,489
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Refining—0.7%
$5,600,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	$4,844,000
3,775,000		Northern Tier Energy LLC/Northern Tier Finance Corp., Bond, 7.125%, 11/15/2020	3,859,937
6,300,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	6,363,000
		TOTAL	15,066,937
		Restaurants—1.3%
900,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.625%, 1/15/2022	915,750
13,525,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	14,061,807
5,600,000		NPC INTL/OPER Co. A&B, Inc., 10.50%, 1/15/2020	5,922,000
2,400,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	2,466,000
4,825,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	4,957,688
		TOTAL	28,323,245
		Retailers—1.7%
12,300,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	12,684,375
1,475,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	1,487,685
1,070,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	941,600
1,350,000		Limited Brands, Inc., 5.625%, 10/15/2023	1,461,375
6,600,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	6,897,000
5,250,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	4,016,250
900,000	[1,2]	Penney (J.C.) Co., Inc., Series 144A, 5.875%, 7/1/2023	909,000
7,500,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	8,052,375
1,150,000		Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	1,210,375
		TOTAL	37,660,035
		Supermarkets—0.2%
3,800,000	[1,2]	Albertsons Cos., LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	3,933,000
		Technology—10.0%
2,050,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	1,742,500
825,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	738,375
12,500,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	9,437,500
4,900,000	[1]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	4,140,500
4,750,000	[1,2]	Blue Coat Systems, Inc., Sr. Unsecd. Note, Series 144A, 8.375%, 6/1/2023	5,391,250
2,500,000		CDW LLC/ CDW Finance, 6.00%, 8/15/2022	2,621,875
1,475,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	1,488,997
7,050,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	7,314,375
5,700,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	5,871,000
4,950,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	5,042,812
1,725,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	1,769,471
5,175,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	5,413,060
8,225,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	8,153,031
3,450,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	3,516,447
22,550,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	22,437,250
3,350,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	3,412,813
12,875,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	11,523,125
13,600,000		Infor US, Inc., 6.50%, 5/15/2022	12,911,568
10,050,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	9,572,625
4,750,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	4,951,875
975,000		Micron Technology, Inc., Sr. Unsecd. Note, 5.50%, 2/1/2025	833,625
2,050,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	1,747,625
4,850,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	4,158,875
4,150,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	4,585,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$4,100,000		NCR Corp., 6.375%, 12/15/2023	$4,202,500
4,000,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	3,975,000
4,250,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	4,186,250
1,800,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	1,833,750
8,650,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	8,844,625
1,750,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/1/2024	1,763,125
1,300,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	1,348,750
5,925,000	[1,2]	Qorvo, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2025	6,280,500
5,300,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	5,419,250
1,150,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	1,175,875
5,325,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	5,471,437
600,000		Seagate HDD Cayman, 4.75%, 6/1/2023	507,519
1,200,000		Seagate HDD Cayman, Sr. Unsecd. Note, 4.75%, 1/1/2025	950,250
2,625,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	2,734,909
2,625,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	2,649,649
1,300,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	1,352,000
6,825,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	7,196,110
8,800,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	4,356,000
4,225,000		Verisign, Inc., 4.625%, 5/1/2023	4,298,938
800,000		Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	824,000
9,225,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	9,824,625
		TOTAL	217,971,386
		Transportation Services—0.9%
1,425,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	1,408,969
1,850,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	1,681,187
4,975,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	4,950,125
5,925,000		HDTFS, Inc., 6.25%, 10/15/2022	6,132,375
4,075,000		Hertz Corp., 5.875%, 10/15/2020	4,197,250
2,100,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	2,144,262
		TOTAL	20,514,168
		Utility - Electric—1.5%
9,800,000		Calpine Corp., 5.75%, 1/15/2025	9,567,250
500,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	526,250
2,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	2,116,125
66,038	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	66,533
3,850,000		NRG Energy, Inc., 6.25%, 5/1/2024	3,683,988
1,058,000		NRG Energy, Inc., Company Guarantee, 7.625%, 1/15/2018	1,142,640
900,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	929,250
3,700,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	3,663,000
2,850,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2026	2,850,000
5,150,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	4,927,520
2,675,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2025	2,541,250
		TOTAL	32,013,806
		Wireless Communications—4.9%
8,025,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	8,135,344
6,575,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	6,443,500
3,700,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	3,209,750
10,100,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	8,484,000
5,375,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	5,672,237
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$6,450,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	$6,675,750
325,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	340,844
5,425,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	5,296,156
4,375,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	4,200,000
4,350,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	4,306,500
9,325,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	7,366,750
1,525,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	1,629,844
8,125,000		Sprint Corp., 7.125%, 6/15/2024	6,469,531
10,000,000		Sprint Corp., 7.875%, 9/15/2023	8,225,000
2,850,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	2,269,313
3,425,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,603,066
3,900,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,088,410
1,100,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	1,151,557
4,075,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	4,323,045
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,687,968
4,475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	4,693,156
5,475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	5,782,969
4,575,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	4,843,781
		TOTAL	107,898,471
		Wireline Communications—0.6%
3,350,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	3,400,250
500,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.25%, 3/15/2026	491,250
6,350,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	6,326,187
1,225,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	1,279,500
1,750,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 5.375%, 1/15/2024	1,765,313
		TOTAL	13,262,500
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,182,734,816)	2,124,303,501
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
53,011	[1,3,5]	Lone Pine Resources Canada Ltd.	0
53,011	[3,5]	Lone Pine Resources, Inc.	91,709
425,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $420,960)	91,709
		INVESTMENT COMPANY—1.9%
41,002,057	[7]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.43%[8] (AT NET ASSET VALUE)	41,002,057
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $2,224,157,833)[9]	2,165,397,267
		OTHER ASSETS AND LIABILITIES - NET—0.7%[10]	14,415,721
		TOTAL NET ASSETS—100%	$2,179,812,988
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2016, these restricted securities amounted to $1,090,505,276, which represented 50.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2016, these liquid restricted securities amounted to $1,086,298,243, which represented 49.8% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
Semi-Annual Shareholder Report

5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $2,228,048,277.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,124,303,501	$0	$2,124,303,501
Equity Securities:
Common Stocks
International	—	—	91,709	91,709
Investment Company	41,002,057	—	—	41,002,057
TOTAL SECURITIES	$41,002,057	$2,124,303,501	$91,709	$2,165,397,267
The following acronym is used throughout this portfolio:
GTD	—Guaranteed
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–High Yield Bond Portfolio
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2016	Year Ended December 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$5.82	$6.34	$6.62	$6.68	$6.35	$6.55
Income From Investment Operations:
Net investment income	0.20	0.41	0.43[1]	0.47[1]	0.53[1]	0.57
Net realized and unrealized gain (loss) on investments	0.28	(0.51)	(0.19)	0.04	0.41	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	0.48	(0.10)	0.24	0.51	0.94	0.38
Less Distributions:
Distributions from net investment income	(0.20)	(0.41)	(0.45)	(0.50)	(0.58)	(0.58)
Distributions from net realized gain on investments	—	(0.01)	(0.07)	(0.07)	(0.03)	—
TOTAL DISTRIBUTIONS	(0.20)	(0.42)	(0.52)	(0.57)	(0.61)	(0.58)
Net Asset Value, End of Period	$6.10	$5.82	$6.34	$6.62	$6.68	$6.35
Total Return[2]	8.41%	(1.81)%	3.53%	7.80%	15.44%	6.04%
Ratios to Average Net Assets:
Net expenses	0.03%[3]	0.02%	0.01%	0.00%[4]	0.00%[4]	0.00%[4]
Net investment income	6.68%[3]	6.37%	6.50%	7.08%	8.04%	8.75%
Expense waiver/reimbursement[5]	—	—	0.01%	0.02%	0.07%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,179,813	$2,379,520	$2,691,244	$2,425,364	$2,340,516	$1,886,499
Portfolio turnover	11%	33%	29%	30%	38%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The Adviser reimbursed all operating expenses incurred by the Fund.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–High Yield Bond Portfolio
June 30, 2016 (unaudited)
Assets:
Total investment in securities, at value including $41,002,057 of investment in an affiliated holding (Note 5) (identified cost $2,224,157,833)		$2,165,397,267
Income receivable		37,463,059
Receivable for investments sold		17,580,422
Receivable for shares sold		1,500,000
TOTAL ASSETS		2,221,940,748
Liabilities:
Payable for investments purchased	$8,737,550
Payable for shares redeemed	22,399,998
Bank overdraft	493
Income distribution payable	10,921,151
Accrued expenses (Note 5)	68,568
TOTAL LIABILITIES		42,127,760
Net assets for 357,201,817 shares outstanding		$2,179,812,988
Net Assets Consist of:
Paid-in capital		$2,314,179,509
Net unrealized depreciation of investments		(58,760,566)
Accumulated net realized loss on investments		(73,549,642)
Distributions in excess of net investment income		(2,056,313)
TOTAL NET ASSETS		$2,179,812,988
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,179,812,988 ÷ 357,201,817 shares outstanding, no par value, unlimited shares authorized		$6.10
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations–High Yield Bond Portfolio
Six Months Ended June 30, 2016 (unaudited)
Investment Income:
Interest		$74,655,917
Dividends received from an affiliated holding (Note 5)		56,319
TOTAL INCOME		74,712,236
Expenses:
Custodian fees	$ 38,624
Transfer agent fee	94,908
Directors'/Trustees' fees (Note 5)	10,987
Auditing fees	16,702
Legal fees	3,585
Portfolio accounting fees	110,477
Share registration costs	1,153
Printing and postage	8,388
Miscellaneous (Note 5)	6,284
TOTAL EXPENSES	291,108
Net investment income		74,421,128
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(55,490,041)
Net change in unrealized depreciation of investments		162,653,373
Net realized and unrealized gain on investments		107,163,332
Change in net assets resulting from operations		$181,584,460
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–High Yield Bond Portfolio
	Six Months Ended (unaudited) 6/30/2016	Year Ended 12/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$74,421,128	$169,535,661
Net realized loss on investments	(55,490,041)	(6,985,659)
Net change in unrealized appreciation/depreciation of investments	162,653,373	(202,648,658)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	181,584,460	(40,098,656)
Distributions to Shareholders:
Distributions from net investment income	(76,498,830)	(174,834,582)
Distributions from net realized gain on investments	—	(4,376,534)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(76,498,830)	(179,211,116)
Share Transactions:
Proceeds from sale of shares	14,001,650	235,568,600
Net asset value of shares issued to shareholders in payment of distributions declared	7,514,451	19,151,409
Cost of shares redeemed	(326,308,724)	(347,134,165)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(304,792,623)	(92,414,156)
Change in net assets	(199,706,993)	(311,723,928)
Net Assets:
Beginning of period	2,379,519,981	2,691,243,909
End of period (including undistributed (distributions in excess of) net investment income of $(2,056,313) and $21,389, respectively)	$2,179,812,988	$2,379,519,981
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements–High Yield Bond Portfolio
June 30, 2016 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund's portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
■	In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	12/6/2013-1/8/2015	$4,952,500	$4,140,500
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005-5/27/2009	$70,066	$66,533
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006-1/2/2008	$2,334,293	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2016	Year Ended 12/31/2015
Shares sold	2,377,914	37,947,649
Shares issued to shareholders in payment of distributions declared	1,266,452	3,064,008
Shares redeemed	(55,285,476)	(56,371,235)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(51,641,110)	(15,359,578)
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At June 30, 2016, the cost of investments for federal tax purposes was $2,228,048,277. The net unrealized depreciation of investments for federal tax purposes was $62,651,010. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $41,942,567 and net unrealized depreciation from investments for those securities having an excess of cost over value of $104,593,577.
At December 31, 2015, the Fund had a capital loss carryforward of $12,471,674 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$3,045,251	$9,426,423	$12,471,674
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all investors in the Fund are other Federated Funds, insurance company separate accounts, common or comingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average net assets. The Adviser can modify or terminate this voluntarily reimbursement at any time at its sole discretion.
Administrator
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Interfund Transactions
During the six months ended June 30, 2016, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $2,584,656.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended June 30, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2015	25,270,048
Purchases/Additions	283,251,007
Sales/Reductions	(267,518,998)
Balance of Shares Held 6/30/2016	41,002,057
Value	$41,002,057
Dividend Income	$56,319
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2016, were as follows:
Purchases	$249,125,018
Sales	$557,655,605
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2016, the Fund had no outstanding loans. During the six months ended June 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of June 30, 2016, there were no outstanding loans. During the six months ended June 30, 2016, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited) –High Yield Bond Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Expenses Paid During Period[1]
Actual	$1,000.00	$1,084.10	$0.16
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.71	$0.15
1	Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
High Yield Bond Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors.
In addition, Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated Investors, Inc. and its affiliates (“Federated”) and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the Adviser's services and fees. The Board noted that Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from
Semi-Annual Shareholder Report

trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Senior Officer's Evaluation, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category under “Find Private Funds.” Select a Fund under “All Private Funds” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category under “Find Private Funds.” Select a Fund under “All Private Funds” to access the “Portfolio Characteristics” tab.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

High Yield Bond Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N101

31867 (8/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date August 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2016